Equity (Details) - Schedule of Share Capital - Share Capital [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Capital [Line Items]
Initial balance, quantity	2,218,116,370	2,373,866,570	2,623,373,646
Initial balance (in Dollars)	$ 13,177,841	$ 13,177,841	$ 13,177,841
Cancellation of treasury shares, quantity		(155,750,200)	(249,507,076)
Cancellation of treasury shares (in Dollars)
Final balance, quantity	2,218,116,370	2,218,116,370	2,373,866,570
Final balance (in Dollars)	$ 13,177,841	$ 13,177,841	$ 13,177,841